Average Annual Total Returns - FidelityStockSelectorSmallCapFund-AMCIZPRO - FidelityStockSelectorSmallCapFund-AMCIZPRO - Fidelity Stock Selector Small Cap Fund	Dec. 30, 2023
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(23.16%)
Past 5 years	6.65%
Past 10 years	9.49%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(23.17%)
Past 5 years	4.98%
Past 10 years	7.82%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.70%)
Past 5 years	4.96%
Past 10 years	7.39%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(19.93%)
Past 5 years	7.05%
Past 10 years	9.42%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(21.54%)
Past 5 years	6.83%
Past 10 years	9.39%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(18.28%)
Past 5 years	8.21%
Past 10 years	10.45%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	8.36%
Since Inception	8.99%	[1]
RS002
Average Annual Return:
Past 1 year	(20.44%)
Past 5 years	4.13%
Past 10 years	9.01%

[1]	AFrom February 1, 2017.